Loans Payable - Schedule of continuity of loans payable (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (2,792)	$ (2,788)
Non-current portion	8,920	10,400
Boden Technologies AB [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	13,188	13,078
Interest	328	397
Repayment	(1,354)
Foreign exchange movement	(450)	(287)
Ending balance	11,712	$ 13,188
Less: Current portion	(2,792)
Non-current portion	$ 8,920